Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Marketable Securities	$ 393,481	$ 51,260	$ 0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Cash	2,243,121		191,125
Marketable Securities	393,481
Total Assets	2,636,602		191,125
Total Liabilities	0		0
Total	2,626,602		191,125
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Cash	0		0
Total Assets	0		0
Total Liabilities	0		0
Total	0		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Cash	0		0
Total Assets	0		0
Total Liabilities	0		0
Total	$ 0		$ 0